SEGMENT INFORMATION (Details) $ in Thousands		12 Months Ended
	Apr. 17, 2017 USD ($)	Dec. 31, 2017 USD ($) segment refinery reportable_segment		Dec. 31, 2016 USD ($) segment		Dec. 31, 2015 USD ($)	Aug. 31, 2016
Segment Reporting Information [Line Items]
Number of Operating Segments | segment		2
Number of Reportable Segments		2		2
Capital Expenditures		$ 727,035	[1]	$ 1,612,871	[2]	$ 981,080
Partnership [Member] | PBF Logistics LP [Member]
Segment Reporting Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent							50.00%
Refining Group [Member]
Segment Reporting Information [Line Items]
Number Of Refineries | refinery		5
Capital Expenditures		$ 634,013	[1]	$ 1,471,291	[2]	$ 968,438
Toledo Terminal Acquisition [Member] | Logistics Group [Member]
Segment Reporting Information [Line Items]
Capital Expenditures	$ 10,097

[1]	The Logistic segment includes capital expenditures of $10,097 for the acquisition of the Toledo Products Terminal by PBFX on April 17, 2017.
[2]	The Refining segment includes capital expenditures of $971,932 for the acquisition of the Torrance refinery in the third quarter of 2016. Additionally, the Refining segment includes capital expenditures of $2,659 for the working capital settlement related to the acquisition of the Chalmette refinery that was finalized in the first quarter of 2016. The Logistics segment includes $98,373 for the PBFX Plains Asset Purchase that was completed in the second quarter of 2016.